Reconciliation of Financial Statements to Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 334 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 3,166,016,152	$ 2,968,642,664
Contract value adjustment	(16,388,925)	(24,921,881)
Net assets available for benefits per the Form 5500	$ 3,149,627,227	$ 2,943,720,783